                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2010

Check here if Amendment [_]; Amendment Number:
                                               ----------
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Thornmark Asset Management Inc.
Address: 119 Spadina Ave. #701
         Toronto, Ontario, Canada
         M5V 2L1

Form 13F File Number: 028 - 13698

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Paul Spagnolo
Title: Chief Operating Officer
Phone: (416) 204-6220

Signature, Place, and Date of Signing:


  /s/  Paul Spagnolo             Toronto, ON                January 01, 2011
----------------------   ----------------------------    -----------------------
     [Signature]                [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

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                              Form 13F SUMMARY PAGE


Report Summary: December 31, 2010

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           35

Form 13F Information Table Value Total: $ 161,867.26
                                         (thousands)


List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
                                                                      MARKET                                           VOTING
31-DEC-10                              TITLE OF                        VALUE              SH/   INVESTMENT    OTHER   AUTHORITY
NAME OF ISSUER                          CLASS           CUSIP        (X$1000)   SHARES    PN    DISCRETION  MANAGERS     SOLE
--------------------------------   --------------    ---------     -----------  -------   ---   ----------  --------  ----------
Teck Resources Ltd                 CL B              878742204     $12,273.26   198,500   SH       Sole               198,500
Analog Devices Inc                 COM               032654105     $10,223.64   271,400   SH       Sole               271,400
SPDR Gold Shares                   COM               78463V107     $ 8,087.38    58,300   SH       Sole                58,300
Occidental Petroleum Corp          COM               674599105     $ 8,004.96    81,600   SH       Sole                81,600
Canadian Imperial Bank of Comm     COM               136069101     $ 7,632.55    97,354   SH       Sole                97,354
Microsoft Corp                     COM               594918104     $ 7,518.95   269,400   SH       Sole               269,400
Royal Bank of Canada               COM               780087102     $ 7,456.06   142,400   SH       Sole               142,400
Intel Corp                         COM               458140100     $ 7,347.88   349,400   SH       Sole               349,400
Toronto-Dominion Bank/The          COM               891160509     $ 7,319.54    98,500   SH       Sole                98,500
Rogers Communications Inc          CL B              775109200     $ 6,765.25   195,358   SH       Sole               195,358
Tyco International Ltd             COM               H89128104     $ 6,680.13   161,200   SH       Sole               161,200
Suncor Energy Inc                  COM               867224107     $ 6,524.62   170,400   SH       Sole               170,400
Noble Corp                         COM               H5833N103     $ 5,433.46   151,900   SH       Sole               151,900
Schlumberger Ltd                   COM               806857108     $ 5,268.85    63,100   SH       Sole                63,100
Bank of America Corp               COM                60505104     $ 5,149.24   386,000   SH       Sole               386,000
CVS Caremark Corp                  COM               126650100     $ 4,885.19   140,500   SH       Sole               140,500
Pengrowth Energy Corp              COM               70706P104     $ 4,458.56   346,700   SH       Sole               346,700
Bank of Nova Scotia                COM               064149107     $ 4,241.15    74,146   SH       Sole                74,146
Procter & Gamble Co/The            COM               742718109     $ 3,705.41    57,600   SH       Sole                57,600
Enerplus Corp                      COM               29274D604     $ 3,657.62   118,600   SH       Sole               118,600
Teva Pharmaceutical Industries     COM               881624209     $ 3,466.65    66,500   SH       Sole                66,500
Penn West Petroleum Ltd            COM               707887105     $ 4,832.01   202,007   SH       Sole               202,007
Ciena Corp                         COM               171779309     $ 2,892.27   137,400   SH       Sole               137,400
Research In Motion Ltd             COM               760975102     $ 2,883.25    49,600   SH       Sole                49,600
Morgan Stanley                     COM               617446448     $ 2,808.07   103,200   SH       Sole               103,200
Starbucks Corp                     COM               855244109     $ 2,400.11    74,700   SH       Sole                74,700
Diamond Offshore Drilling Inc      COM               25271c102     $ 2,210.52    33,057   SH       Sole                33,057
SPDR S&P Homebuilders ETF          COM               78464A888     $ 1,994.63   114,700   SH       Sole               114,700
CGI Group Inc                      CL A SUB VTG      39945C109     $ 1,959.87   113,550   SH       Sole               113,550
Expedia Inc                        COM               30212P105     $ 1,768.85    70,500   SH       Sole                70,500
Apple Inc                          COM               037833100     $   774.14     2,400   SH       Sole                 2,400
Nexen Inc                          COM               65334H102     $   625.17    27,300   SH       Sole                27,300
Sycamore Networks Inc              COM               871206405     $   533.43    25,907   SH       Sole                25,907
Mecox Lane Ltd                     COM               58403M102     $    74.10    10,000   SH       Sole                10,000
Analog Devices Inc                 PUT               032654955     $    10.50     1,400   SH       Sole                 1,400